CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	$ (6,059)	¥ (41,659)	¥ (99,039)	¥ (187,180)
Cash flows from investing activities:
Cash paid for long term investments			(362)	(2,242)
Cash received from sale of short term investment				80,380
Net cash provided by investing activities	(23,389)	(160,811)	(89,295)	(202,390)
Cash flows from financing activities:
Proceeds from employee share options exercised				7,579
Payments for repurchases of ordinary shares				(39,402)
Net cash used in financing activities	20,449	140,596	149,007	(84,645)
Net decrease in cash and cash equivalents	(8,999)	(61,874)	(39,327)	(474,215)
Cash and cash equivalents at beginning of the year		106,708
Effect of foreign exchange rate changes on cash	255	1,754	(10,584)	14,617
Cash and cash equivalents at end of the year		106,708			$ 5,982	¥ 41,127
Parent
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(604)	(4,151)	(22,514)	(15,395)
Cash flows from investing activities:
Cash paid for long term investments				(1,842)
Cash received from sale of short term investment				26,828
Net cash provided by investing activities				24,986
Cash flows from financing activities:
Proceeds from employee share options exercised				5,427
Payments for repurchases of ordinary shares				(39,402)
Net cash used in financing activities				(33,975)
Net decrease in cash and cash equivalents	604	4,151	(22,514)	(24,384)
Cash and cash equivalents at beginning of the year	166	1,141	24,463	46,363
Effect of foreign exchange rate changes on cash	460	3,163	(808)	2,484
Cash and cash equivalents at end of the year	$ 166	¥ 1,141	¥ 24,463	¥ 46,363	$ 1,230	¥ 8,455